ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2022
Disclosure Accounts Payable and Accured Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
The company’s accounts payable and accrued liabilities as at December 31 are as follows:

(MILLIONS)	2022	2021
Operating accrued liabilities	$258	$195
Accounts payable	154	118
Interest payable on non-recourse borrowings	85	71
Income tax payable	74	3
Current portion of lease liabilities	26	25
BEPC exchangeable shares distributions payable(1)	14	16
Other	10	24
	$621	$452
(1)Includes amounts payable only to external shareholders. Amounts payable to Brookfield and the partnership are included in due to related parties.